AVIF-SAI SUP 2

Statement of Additional Information Supplement dated December 19, 2018

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of the Fund listed below:

Invesco V.I. Managed Volatility Fund

Effective on or about December 21, 2018, Duy Nguyen will no longer serve as Portfolio Manager to Invesco V.I. Managed Volatility Fund. Therefore, all references to Mr. Nguyen in the Statement of Additional Information are hereby removed as of that date.

AVIF-SAI SUP 2

VK-VIEQI-STATSUP-1

Statutory Prospectus Supplement dated December 19, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of the Fund listed below:

Invesco V.I. Equity and Income Fund

Effective on or about December 21, 2018, the following information replaces in its entirety the information in the table appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Bastian	Portfolio Manager (co-lead)	2010 (predecessor fund 2003)
Brian Jurkash	Portfolio Manager (co-lead)	2015
Matthew Titus	Portfolio Manager (co-lead)	2016
Chuck Burge	Portfolio Manager	2010
Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)”

Effective on or about December 21, 2018, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

◾

Thomas Bastian (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Bastian served as Portfolio Manager of the predecessor fund since 2003.

◾	Brian Jurkash (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.

◾

Matthew Titus (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of the firm’s relative value fund and most recently served as lead manager of such fund.

◾	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2002.

◾

Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-VIEQI-STATSUP-1

VK-VIGRI-STATSUP-1

Statutory Prospectus Supplement dated December 19, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of the Fund listed below:

Invesco V.I. Growth and Income Fund

Effective on or about December 21, 2018, the following information replaces in its entirety the information in the table appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Bastian	Portfolio Manager (co-lead)	2010 (predecessor fund 2003)
Brian Jurkash	Portfolio Manager (co-lead)	2015
Matthew Titus	Portfolio Manager (co-lead)	2016
Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)”

Effective on or about December 21, 2018, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

◾

Thomas Bastian (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Bastian served as Portfolio Manager of the predecessor fund since 2003.

◾	Brian Jurkash (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.

◾

Matthew Titus (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of the firm’s relative value fund and most recently served as lead manager of such fund.

◾

Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-VIGRI-STATSUP-1

VK-VIMGV-STATSUP-1

Statutory Prospectus Supplement dated December 19, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of the Fund listed below:

Invesco V.I. Managed Volatility Fund

Effective on or about December 21, 2018, the following information replaces in its entirety the information in the table appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Bastian	Portfolio Manager (co-lead)	2014
Brian Jurkash	Portfolio Manager (co-lead)	2015
Matthew Titus	Portfolio Manager (co-lead)	2016
Jacob Borbidge	Portfolio Manager	2018
Chuck Burge	Portfolio Manager	2014
Sergio Marcheli	Portfolio Manager	2014”

Effective on or about December 21, 2018, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

◾	Thomas Bastian (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2010.

◾	Brian Jurkash (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.

◾

Matthew Titus (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of the firm’s relative value fund and most recently served as lead manager of such fund.

◾	Jacob Borbidge, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2004.

◾	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2014, and has been associated with Invesco and/or its affiliates since 2002.

◾	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2014, and has been associated with Invesco and/or its affiliates since 2010.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-VIMGV-STATSUP-1